UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8382

DWS Strategic Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 11/30

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Strategic Income Trust

	Principal Amount ($) (a)	Value ($)

Corporate Bonds 64.3%
Consumer Discretionary 9.8%
AMC Entertainment, Inc., 8.0%, 3/1/2014	165,000	148,912
American Achievement Corp., 144A, 8.25%, 4/1/2012	25,000	24,500
American Achievement Group Holding Corp., 14.75%, 10/1/2012 (PIK) (b)	51,048	48,623
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017 (b)	55,000	39,325
8.0%, 3/15/2014 (b)	55,000	42,900
Ashtead Holdings PLC, 144A, 8.625%, 8/1/2015	120,000	106,800
Burlington Coat Factory Warehouse Corp., 11.125%, 4/15/2014	35,000	25,288
Cablevision Systems Corp., Series B, 7.133% ***, 4/1/2009	35,000	35,175
CanWest MediaWorks LP, 144A, 9.25%, 8/1/2015	55,000	42,900

Carrols Corp., 9.0%, 1/15/2013 (b)	30,000	25,350
Charter Communications Operating LLC, 144A, 10.875%, 9/15/2014	235,000	246,750
CSC Holdings, Inc.:
6.75%, 4/15/2012 (b)	75,000	73,125
Series B, 7.625%, 4/1/2011	60,000	60,300
Series B, 8.125%, 7/15/2009	310,000	314,262
Series B, 8.125%, 8/15/2009	130,000	131,950
Denny's Holdings, Inc., 10.0%, 10/1/2012 (b)	20,000	19,200
DirecTV Holdings LLC, 144A, 7.625%, 5/15/2016	190,000	189,525
Dollarama Group LP, 8.883% ***, 8/15/2012 (c)	57,000	53,010
EchoStar DBS Corp.:
6.375%, 10/1/2011	100,000	97,750
6.625%, 10/1/2014	95,000	87,400
7.125%, 2/1/2016	90,000	82,800
Fontainebleau Las Vegas Holdings LLC, 144A, 10.25%, 6/15/2015	70,000	33,075
General Motors Corp.:
7.4%, 9/1/2025	40,000	18,000
8.375%, 7/15/2033	110,000	54,450
Great Canadian Gaming Corp., 144A, 7.25%, 2/15/2015	50,000	47,125
Group 1 Automotive, Inc., 8.25%, 8/15/2013 (b)	35,000	31,850
Hertz Corp., 8.875%, 1/1/2014	205,000	191,931
Idearc, Inc., 8.0%, 11/15/2016	160,000	72,400
Indianapolis Downs LLC, 144A, 11.0%, 11/1/2012	45,000	35,775
Isle of Capri Casinos, Inc., 7.0%, 3/1/2014	65,000	46,475
Kabel Deutschland GmbH, 10.625%, 7/1/2014 (b)	150,000	154,125
Lamar Media Corp., Series C, 6.625%, 8/15/2015	45,000	39,881
Liberty Media LLC:
5.7%, 5/15/2013 (b)	10,000	8,819
8.25%, 2/1/2030	85,000	71,837
8.5%, 7/15/2029 (b)	115,000	98,058
MediMedia USA, Inc., 144A, 11.375%, 11/15/2014	25,000	25,000
MGM MIRAGE:
6.0%, 10/1/2009	50,000	49,000
6.625%, 7/15/2015	45,000	35,888
6.75%, 9/1/2012 (b)	90,000	77,400
8.375%, 2/1/2011 (b)	75,000	68,062
MTR Gaming Group, Inc., Series B, 9.75%, 4/1/2010	80,000	77,800
Norcraft Holdings LP, Step-up Coupon, 0% to 9/1/2008, 9.75% to 9/1/2012	185,000	164,650
Penske Automotive Group, Inc., 7.75%, 12/15/2016 (b)	145,000	117,631
Pinnacle Entertainment, Inc., 8.75%, 10/1/2013 (b)	70,000	69,125
Quebecor Media, Inc., 7.75%, 3/15/2016 (b)	45,000	42,300
Quebecor World, Inc., 144A, 9.75%, 1/15/2015 **	55,000	24,750
Quiksilver, Inc., 6.875%, 4/15/2015 (b)	100,000	80,250
Reader's Digest Association, Inc., 9.0%, 2/15/2017	55,000	32,588
Sabre Holdings Corp., 8.35%, 3/15/2016	60,000	40,800
Seminole Hard Rock Entertainment, Inc., 144A, 5.276% ***, 3/15/2014	80,000	64,000
Shaw Communications, Inc., 8.25%, 4/11/2010	205,000	210,381
Shingle Springs Tribal Gaming Authority, 144A, 9.375%, 6/15/2015	55,000	44,688
Simmons Co.:
Step-up Coupon, 0% to 12/15/2009, 10.0% to 12/15/2014	210,000	132,300
7.875%, 1/15/2014	25,000	19,875
Sinclair Television Group, Inc., 8.0%, 3/15/2012 (b)	64,000	62,560
Sirius XM Radio, Inc., 9.625%, 8/1/2013 (b)	150,000	117,375
Sonic Automotive, Inc., Series B, 8.625%, 8/15/2013 (b)	65,000	50,050
Time Warner, Inc., 9.125%, 1/15/2013	270,000	294,682
Travelport LLC:

7.307% ***, 9/1/2014		50,000	39,375
9.875%, 9/1/2014		55,000	44,963
Trump Entertainment Resorts, Inc., 8.5%, 6/1/2015		55,000	25,163
United Components, Inc., 9.375%, 6/15/2013		10,000	8,900
Unity Media GmbH, 144A, 8.75%, 2/15/2015	EUR	205,000	283,452
Univision Communications, Inc., 144A, 9.75%, 3/15/2015 (PIK)		55,000	39,325
UPC Holding BV:
144A, 7.75%, 1/15/2014	EUR	105,000	140,947
144A, 8.0%, 11/1/2016	EUR	50,000	64,550
Videotron Ltd., 144A, 9.125%, 4/15/2018		45,000	47,306
Vitro SAB de CV:
9.125%, 2/1/2017		200,000	155,000
11.75%, 11/1/2013		25,000	23,313
Young Broadcasting, Inc., 8.75%, 1/15/2014		319,000	104,472

			5,677,567
Consumer Staples 2.0%
Alliance One International, Inc., 8.5%, 5/15/2012		35,000	32,813
Delhaize America, Inc.:
8.05%, 4/15/2027		15,000	15,991
9.0%, 4/15/2031		156,000	180,896
General Nutrition Centers, Inc., 7.199% ***, 3/15/2014 (PIK)		55,000	47,781
Harry & David Operations Corp., 7.682% ***, 3/1/2012		50,000	31,500
North Atlantic Trading Co., 144A, 10.0%, 3/1/2012		253,750	195,387
Smithfield Foods, Inc., 7.75%, 7/1/2017		45,000	40,275
Tyson Foods, Inc., 8.25%, 10/1/2011		120,000	121,368
Viskase Companies, Inc., 11.5%, 6/15/2011		630,000	510,300

			1,176,311
Energy 10.1%
Atlas Energy Resources LLC, 144A, 10.75%, 2/1/2018		160,000	160,800
Belden & Blake Corp., 8.75%, 7/15/2012		300,000	305,250
Chaparral Energy, Inc.:
8.5%, 12/1/2015		100,000	87,000
8.875%, 2/1/2017		65,000	56,388
Chesapeake Energy Corp.:
6.25%, 1/15/2018		40,000	36,600
6.875%, 1/15/2016		260,000	249,600
7.25%, 12/15/2018		130,000	126,750
7.5%, 6/15/2014 (b)		30,000	30,150
Cimarex Energy Co., 7.125%, 5/1/2017		45,000	43,875
Colorado Interstate Gas Co., 6.8%, 11/15/2015		170,000	171,765
Delta Petroleum Corp., 7.0%, 4/1/2015		145,000	113,825
Dynegy Holdings, Inc.:
6.875%, 4/1/2011 (b)		15,000	14,775
8.375%, 5/1/2016		110,000	107,662
El Paso Corp.:
7.25%, 6/1/2018 (b)		110,000	108,075
9.625%, 5/15/2012		45,000	48,071
Energy Transfer Partners LP, 6.0%, 7/1/2013		205,000	206,942
EXCO Resources, Inc., 7.25%, 1/15/2011		94,000	93,060
Forest Oil Corp., 144A, 7.25%, 6/15/2019		40,000	36,800
Frontier Oil Corp., 6.625%, 10/1/2011 (b)		40,000	38,900
GAZ Capital (Gazprom), 144A, 6.51%, 3/7/2022		300,000	254,220
GulfSouth Pipeline Co., LP, 144A, 5.75%, 8/15/2012		210,000	210,986
KCS Energy, Inc., 7.125%, 4/1/2012		355,000	335,475
Mariner Energy, Inc.:

7.5%, 4/15/2013	70,000	65,450
8.0%, 5/15/2017	70,000	64,050
Newfield Exploration Co., 7.125%, 5/15/2018 (b)	115,000	108,387
OPTI Canada, Inc.:
7.875%, 12/15/2014	90,000	88,987
8.25%, 12/15/2014	225,000	224,719
Pemex Project Funding Master Trust, 144A, 5.75%, 3/1/2018	200,000	196,491
Petrobras International Finance Co., 5.875%, 3/1/2018	120,000	117,115
Petrohawk Energy Corp.:
144A, 7.875%, 6/1/2015	75,000	69,937
9.125%, 7/15/2013	65,000	64,675
Petronas Capital Ltd., Series REG S, 7.875%, 5/22/2022	145,000	177,225
Plains Exploration & Production Co.:
7.0%, 3/15/2017	55,000	49,500
7.625%, 6/1/2018	140,000	131,950
Quicksilver Resources, Inc., 7.125%, 4/1/2016	165,000	143,550
Range Resources Corp., 7.25%, 5/1/2018	10,000	9,700
Sabine Pass LNG LP, 7.5%, 11/30/2016	105,000	91,875
SandRidge Energy, Inc., 144A, 8.0%, 6/1/2018	55,000	51,563
Southwestern Energy Co., 144A, 7.5%, 2/1/2018	80,000	81,800
Stallion Oilfield Services, 144A, 9.75%, 2/1/2015	65,000	48,425
Stone Energy Corp.:
6.75%, 12/15/2014	135,000	115,425
8.25%, 12/15/2011 (b)	200,000	194,000
Tennessee Gas Pipeline Co., 7.625%, 4/1/2037	45,000	46,095
Tesoro Corp., 6.5%, 6/1/2017	85,000	71,187
Whiting Petroleum Corp.:
7.0%, 2/1/2014	65,000	61,750
7.25%, 5/1/2012	125,000	120,625
7.25%, 5/1/2013	30,000	28,800
Williams Companies, Inc.:
8.125%, 3/15/2012	235,000	249,687
8.75%, 3/15/2032	275,000	309,375
Williams Partners LP, 7.25%, 2/1/2017	40,000	40,100

		5,859,412
Financials 8.1%
Algoma Acquisition Corp., 144A, 9.875%, 6/15/2015	170,000	163,200
Ashton Woods USA LLC, 9.5%, 10/1/2015	165,000	90,750
Bank of America Corp., 5.75%, 12/1/2017	170,000	158,587
Bank of New York Mellon Corp., 5.125%, 8/27/2013 (b)	305,000	305,865
Buffalo Thunder Development Authority, 144A, 9.375%, 12/15/2014	35,000	19,600
Citigroup, Inc., 6.5%, 8/19/2013 (b)	285,000	285,311
Conproca SA de CV, Series REG S, 12.0%, 6/16/2010	267,000	293,700

Ford Motor Credit Co., LLC:
7.25%, 10/25/2011	450,000	344,718
7.375%, 10/28/2009	420,000	390,358
7.875%, 6/15/2010	220,000	189,646
General Electric Capital Corp., 5.625%, 5/1/2018 (b)	190,000	184,722
GMAC LLC, 6.875%, 9/15/2011	950,000	589,513
Hawker Beechcraft Acquisition Co., LLC:
8.5%, 4/1/2015	135,000	136,013
8.875%, 4/1/2015 (PIK) (b)	90,000	89,775
9.75%, 4/1/2017	150,000	147,000
Hexion US Finance Corp., 9.75%, 11/15/2014	30,000	24,975
Inmarsat Finance II PLC, Step-up Coupon, 0% to 11/15/2008, 10.375% to 11/15/2012	195,000	198,656

iPayment, Inc., 9.75%, 5/15/2014	60,000	50,250
JPMorgan Chase Bank NA, 6.0%, 10/1/2017	250,000	241,999
Local TV Finance LLC, 144A, 9.25%, 6/15/2015 (PIK)	55,000	40,700
New ASAT (Finance) Ltd., 9.25%, 2/1/2011	90,000	57,375
NiSource Finance Corp., 6.15%, 3/1/2013	210,000	208,581
Qwest Capital Funding, Inc., 7.0%, 8/3/2009	75,000	74,906
Rainbow National Services LLC, 144A, 10.375%, 9/1/2014	10,000	10,638
Sprint Capital Corp.:
7.625%, 1/30/2011 (b)	80,000	80,000
8.375%, 3/15/2012	30,000	30,225
Tropicana Entertainment LLC, 9.625%, 12/15/2014 **	190,000	60,800
UCI Holdco, Inc., 10.276% ***, 12/15/2013 (PIK) (b)	59,681	45,954
Universal City Development Partners, 11.75%, 4/1/2010	200,000	202,500

		4,716,317
Health Care 3.2%
Advanced Medical Optics, Inc., 7.5%, 5/1/2017 (b)	150,000	134,250
Boston Scientific Corp., 6.0%, 6/15/2011	85,000	84,363
Community Health Systems, Inc., 8.875%, 7/15/2015	605,000	611,050
HCA, Inc.:
9.125%, 11/15/2014 (b)	90,000	92,475
9.25%, 11/15/2016	270,000	277,762
9.625%, 11/15/2016 (PIK)	90,000	90,787
HEALTHSOUTH Corp., 10.75%, 6/15/2016 (b)	50,000	53,750
IASIS Healthcare LLC, 8.75%, 6/15/2014	70,000	70,175
Psychiatric Solutions, Inc., 7.75%, 7/15/2015	65,000	63,050
Surgical Care Affiliates, Inc., 144A, 8.875%, 7/15/2015 (PIK)	65,000	56,550
The Cooper Companies, Inc., 7.125%, 2/15/2015 (b)	80,000	76,800
Vanguard Health Holding Co. I, LLC, Step-up Coupon, 0% to 10/1/2009, 11.25% to 10/1/2015	75,000	67,313
Vanguard Health Holding Co. II, LLC, 9.0%, 10/1/2014 (b)	180,000	176,850

		1,855,175
Industrials 6.8%
Actuant Corp., 6.875%, 6/15/2017	50,000	49,000
Allied Security Escrow Corp., 11.375%, 7/15/2011	70,000	73,937
Allied Waste North America, Inc., 6.5%, 11/15/2010 (b)	95,000	95,475
American Color Graphics, Inc., 10.0%, 6/15/2010 **	90,000	16,200
American Color Graphics, Inc., 144A, Promissory Note due 9/15/2008 (d)	5,400	0
ARAMARK Corp.:
6.301% ***, 2/1/2015	75,000	69,750
8.5%, 2/1/2015	30,000	30,225
Baldor Electric Co., 8.625%, 2/15/2017 (b)	60,000	60,750
BE Aerospace, Inc., 8.5%, 7/1/2018 (b)	150,000	156,375
Belden, Inc., 7.0%, 3/15/2017	40,000	37,800
Bombardier, Inc., 144A, 6.75%, 5/1/2012	220,000	218,900
Bristow Group, Inc., 7.5%, 9/15/2017	75,000	72,000
Browning-Ferris Industries, Inc., 7.4%, 9/15/2035	130,000	118,300
Building Materials Corp. of America, 7.75%, 8/1/2014	75,000	61,875
Cenveo Corp., 144A, 10.5%, 8/15/2016	65,000	63,537
Congoleum Corp., 8.625%, 8/1/2008 **	100,000	75,000
DRS Technologies, Inc.:
6.625%, 2/1/2016	40,000	41,200
6.875%, 11/1/2013	225,000	227,812
7.625%, 2/1/2018	185,000	194,712
Education Management LLC, 8.75%, 6/1/2014	50,000	45,563
Esco Corp., 144A, 8.625%, 12/15/2013	245,000	246,225

General Cable Corp.:
5.166% ***, 4/1/2015		65,000	56,225
7.125%, 4/1/2017 (b)		55,000	52,250
Gibraltar Industries, Inc., Series B, 8.0%, 12/1/2015		35,000	29,838
Great Lakes Dredge & Dock Co., 7.75%, 12/15/2013		50,000	46,375
Harland Clarke Holdings Corp., 9.5%, 5/15/2015		55,000	43,175
K. Hovnanian Enterprises, Inc.:
8.875%, 4/1/2012		220,000	149,600
144A, 11.5%, 5/1/2013		10,000	10,213
Kansas City Southern de Mexico SA de CV:
7.375%, 6/1/2014		160,000	156,000
7.625%, 12/1/2013 (b)		110,000	107,800
9.375%, 5/1/2012		185,000	193,325
Kansas City Southern Railway Co.:
7.5%, 6/15/2009 (b)		75,000	75,844
8.0%, 6/1/2015 (b)		115,000	117,587
Mobile Services Storage Group, Inc., 9.75%, 8/1/2014		70,000	66,500
Moog, Inc., 144A, 7.25%, 6/15/2018		25,000	24,500
Navios Maritime Holdings, Inc., 9.5%, 12/15/2014 (b)		70,000	66,850
Ply Gem Industries, Inc., 144A, 11.75%, 6/15/2013		45,000	40,950
R.H. Donnelley Corp., Series A, 8.875%, 10/15/2017 (b)		210,000	108,150
RBS Global & Rexnord Corp., 9.5%, 8/1/2014 (b)		55,000	53,625
Seitel, Inc., 9.75%, 2/15/2014		35,000	31,063
Titan International, Inc., 8.0%, 1/15/2012		205,000	202,950
TransDigm, Inc., 7.75%, 7/15/2014		55,000	53,487
United Rentals North America, Inc.:
6.5%, 2/15/2012 (b)		120,000	107,100
7.0%, 2/15/2014		150,000	113,250
US Concrete, Inc., 8.375%, 4/1/2014		60,000	49,800
Vought Aircraft Industries, Inc., 8.0%, 7/15/2011		35,000	32,288

			3,943,381
Information Technology 2.8%
Alion Science & Technology Corp., 10.25%, 2/1/2015		95,000	65,075
Freescale Semiconductor, Inc., 8.875%, 12/15/2014		195,000	157,950
L-3 Communications Corp.:
5.875%, 1/15/2015		180,000	169,650
Series B, 6.375%, 10/15/2015 (b)		175,000	167,562
7.625%, 6/15/2012		360,000	366,300
Lucent Technologies, Inc., 6.45%, 3/15/2029 (b)		205,000	142,475
MasTec, Inc., 7.625%, 2/1/2017		115,000	98,325
NXP BV, 7.713% ***, 10/15/2013	EUR	105,000	117,841
Sanmina-SCI Corp., 144A, 5.526% ***, 6/15/2010		27,000	26,730
Seagate Technology HDD Holdings, 6.8%, 10/1/2016		115,000	102,638
SunGard Data Systems, Inc., 10.25%, 8/15/2015 (b)		140,000	141,050
Vangent, Inc., 9.625%, 2/15/2015		45,000	38,250

			1,593,846
Materials 7.2%
Appleton Papers, Inc., Series B, 8.125%, 6/15/2011 (b)		25,000	22,875
ARCO Chemical Co., 9.8%, 2/1/2020		385,000	279,125
Cascades, Inc., 7.25%, 2/15/2013		161,000	136,045
Chemtura Corp., 6.875%, 6/1/2016		130,000	109,850
Clondalkin Acquisition BV, 144A, 4.776% ***, 12/15/2013		75,000	62,250
CPG International I, Inc., 10.5%, 7/1/2013		120,000	92,400
Exopack Holding Corp., 11.25%, 2/1/2014		175,000	153,563
Freeport-McMoRan Copper & Gold, Inc.:

8.25%, 4/1/2015		360,000	378,000
8.375%, 4/1/2017		500,000	530,000
GEO Specialty Chemicals, Inc.:
144A, 7.5% ***, 3/31/2015 (PIK)		97,048	72,665
144A, 10.698% ***, 12/31/2009		163,000	122,046
Georgia-Pacific LLC:
144A, 7.125%, 1/15/2017		40,000	37,100
9.5%, 12/1/2011		45,000	45,675
Hexcel Corp., 6.75%, 2/1/2015		250,000	242,500
Huntsman LLC, 11.625%, 10/15/2010		201,000	208,035
Innophos, Inc., 8.875%, 8/15/2014		25,000	25,625
Jefferson Smurfit Corp., 8.25%, 10/1/2012		140,000	121,800
Koppers Holdings, Inc., Step-up Coupon, 0% to 11/15/2009, 9.875% to 11/15/2014		165,000	146,850
Metals USA Holding Corp., 8.791% ***, 7/1/2012 (PIK)		40,000	36,100
Millar Western Forest Products Ltd., 7.75%, 11/15/2013		30,000	18,300
Momentive Performance Materials, Inc., 9.75%, 12/1/2014		160,000	144,400
NewMarket Corp., 7.125%, 12/15/2016		135,000	130,950
NewPage Corp., 10.0%, 5/1/2012 (b)		105,000	101,850
OI European Group BV, 144A, 6.875%, 3/31/2017	EUR	50,000	67,484
Pliant Corp., 11.85%, 6/15/2009 (PIK)		10	9
Radnor Holdings Corp., 11.0%, 3/15/2010 **		20,000	25
Rhodia SA, 144A, 7.713% ***, 10/15/2013	EUR	50,000	67,118
Smurfit-Stone Container Enterprises, Inc.:
8.0%, 3/15/2017 (b)		120,000	96,000
8.375%, 7/1/2012		50,000	43,875
Steel Dynamics, Inc.:
6.75%, 4/1/2015		50,000	46,625
7.375%, 11/1/2012		20,000	19,800
Terra Capital, Inc., Series B, 7.0%, 2/1/2017		130,000	126,425
The Mosaic Co., 144A, 7.375%, 12/1/2014		395,000	408,482
Witco Corp., 6.875%, 2/1/2026		45,000	28,800
Wolverine Tube, Inc., 10.5%, 4/1/2009		70,000	64,400

			4,187,047
Telecommunication Services 7.1%
BCM Ireland Preferred Equity Ltd., 144A, 11.964% ***, 2/15/2017 (PIK)	EUR	59,285	42,151
Centennial Communications Corp.:
10.0%, 1/1/2013		45,000	46,800
10.125%, 6/15/2013		195,000	203,288
Cincinnati Bell, Inc.:
7.25%, 7/15/2013		120,000	115,350
8.375%, 1/15/2014 (b)		65,000	61,506
Cricket Communications, Inc.:
9.375%, 11/1/2014		115,000	113,994
144A, 10.0%, 7/15/2015		130,000	130,650
Embratel, Series B, 11.0%, 12/15/2008		44,000	44,825
Grupo Iusacell Celular SA de CV, 10.0%, 3/31/2012		19,232	17,116
Hellas Telecommunications Luxembourg V, 144A, 8.463% ***, 10/15/2012	EUR	200,000	259,668

Intelsat Corp.:
144A, 9.25%, 8/15/2014		25,000	24,938
144A, 9.25%, 6/15/2016		365,000	361,350
Intelsat Subsidiary Holding Co., Ltd., 144A, 8.875%, 1/15/2015		155,000	153,256
iPCS, Inc., 4.926% ***, 5/1/2013		30,000	26,625
MetroPCS Wireless, Inc., 9.25%, 11/1/2014		160,000	158,600
Millicom International Cellular SA, 10.0%, 12/1/2013		530,000	559,150

Nortel Networks Ltd.:
7.041% ***, 7/15/2011		90,000	83,475
144A, 10.75%, 7/15/2016		90,000	83,250
Orascom Telecom Finance, 144A, 7.875%, 2/8/2014 (b)		100,000	91,620
Qwest Corp.:
7.25%, 9/15/2025		20,000	16,100
7.875%, 9/1/2011		210,000	208,425
8.875%, 3/15/2012		40,000	40,300
Rogers Communications, Inc., 6.8%, 8/15/2018		185,000	187,604
Rural Cellular Corp., 9.875%, 2/1/2010		170,000	174,250
Sprint Nextel Corp., 6.0%, 12/1/2016 (b)		65,000	59,313
Stratos Global Corp., 9.875%, 2/15/2013		30,000	31,200
Telesat Canada, 144A, 11.0%, 11/1/2015		160,000	147,200
US Unwired, Inc., Series B, 10.0%, 6/15/2012 (b)		90,000	94,500
Verizon Communications, Inc., 5.5%, 2/15/2018		210,000	200,841
Virgin Media Finance PLC:
8.75%, 4/15/2014		150,000	143,250
8.75%, 4/15/2014	EUR	90,000	119,491
West Corp., 9.5%, 10/15/2014		65,000	55,413
Windstream Corp., 7.0%, 3/15/2019		90,000	78,750

			4,134,249
Utilities 7.2%
AES Corp.:
8.0%, 10/15/2017		150,000	147,750
144A, 8.0%, 6/1/2020		125,000	119,687
144A, 8.75%, 5/15/2013		393,000	406,755
9.5%, 6/1/2009		105,000	107,362
Allegheny Energy Supply Co., LLC, 144A, 8.25%, 4/15/2012		550,000	577,500
CenterPoint Energy, Inc., Series B, 7.25%, 9/1/2010		125,000	128,570
CMS Energy Corp., 8.5%, 4/15/2011 (b)		285,000	299,709
Edison Mission Energy, 7.0%, 5/15/2017 (b)		160,000	153,200
Energy Future Holdings Corp., 144A, 10.875%, 11/1/2017		170,000	174,037
Intergas Finance BV, Series REG S, 6.875%, 11/4/2011		425,000	410,125
IPALCO Enterprises, Inc., 144A, 7.25%, 4/1/2016		50,000	50,125
Knight, Inc., 6.5%, 9/1/2012		55,000	54,450
Mirant Americas Generation LLC, 8.3%, 5/1/2011		195,000	198,900
Mirant North America LLC, 7.375%, 12/31/2013		35,000	34,738
NRG Energy, Inc.:
7.25%, 2/1/2014		140,000	138,075
7.375%, 2/1/2016		100,000	98,750
Oncor Electric Delivery Co., 7.0%, 9/1/2022		45,000	44,339
Orion Power Holdings, Inc., 12.0%, 5/1/2010		330,000	356,400
Regency Energy Partners LP, 8.375%, 12/15/2013		85,000	86,700
Reliant Energy, Inc., 7.875%, 6/15/2017 (b)		155,000	149,575
Sierra Pacific Resources:
6.75%, 8/15/2017		140,000	136,212
8.625%, 3/15/2014		33,000	34,515
Texas Competitive Electric Holdings Co., LLC, 144A, 10.25%, 11/1/2015		250,000	249,375

			4,156,849

Total Corporate Bonds (Cost $40,682,805)			37,300,154
Government & Agency Obligations 48.1%
Sovereign Bonds
Dominican Republic:
144A, 8.625%, 4/20/2027		115,000	106,950

Series REG S, 9.5%, 9/27/2011		230,548	235,159
Federative Republic of Brazil:
6.0%, 1/17/2017		2,300,000	2,355,200
7.125%, 1/20/2037		570,000	634,695
7.875%, 3/7/2015		540,000	613,494
8.75%, 2/4/2025		460,000	575,000
8.875%, 10/14/2019		660,000	819,060
11.0%, 8/17/2040 (b)		1,245,000	1,644,645
12.5%, 1/5/2016	BRL	625,000	395,152
Government of Ukraine, Series REG S, 7.65%, 6/11/2013		460,000	441,513
Republic of Argentina:
3.127% ***, 8/3/2012 (PIK)		867,500	688,523
5.83%, 12/31/2033 (PIK)	ARS	551	168
Republic of Colombia:
7.375%, 1/27/2017 (b)		270,000	297,000
8.25%, 12/22/2014		80,000	91,200
10.0%, 1/23/2012		665,000	771,400
10.75%, 1/15/2013		200,000	242,200
Republic of El Salvador, 144A, 7.65%, 6/15/2035		885,000	911,550
Republic of Ghana, 144A, 8.5%, 10/4/2017		100,000	99,500
Republic of Indonesia, 144A, 6.875%, 3/9/2017		625,000	628,125
Republic of Panama:
7.125%, 1/29/2026		407,000	435,490
9.375%, 1/16/2023		665,000	844,550
Republic of Peru, 7.35%, 7/21/2025 (b)		2,015,000	2,256,800
Republic of Philippines:
7.75%, 1/14/2031 (b)		215,000	235,425
8.0%, 1/15/2016		1,055,000	1,163,137
8.375%, 2/15/2011		205,000	217,567
9.375%, 1/18/2017		325,000	388,375
Republic of South Africa, 6.5%, 6/2/2014		1,960,000	2,013,900
Republic of Turkey:
7.0%, 9/26/2016		815,000	834,356
7.25%, 3/15/2015		180,000	187,200
11.75%, 6/15/2010		1,175,000	1,316,000
Republic of Uruguay:
7.625%, 3/21/2036		120,000	121,500
8.0%, 11/18/2022		385,000	410,025
9.25%, 5/17/2017		415,000	487,625
Republic of Venezuela, 10.75%, 9/19/2013		1,645,000	1,686,125
Socialist Republic of Vietnam, 144A, 6.875%, 1/15/2016		965,000	938,462
United Mexican States:
5.625%, 1/15/2017 (b)		870,000	878,265
Series A, 5.875%, 1/15/2014		1,700,000	1,757,800
Series A, 6.75%, 9/27/2034		161,000	173,075

Total Government & Agency Obligations (Cost $27,403,178)			27,896,211
Loan Participations and Assignments 7.2%
Senior Loans*** 6.7%
Advanced Medical Optics, Inc., Term Loan B, LIBOR plus 1.75%, 4.957%, 4/2/2014		29,624	27,069
Algoma Steel, Inc., Term Loan, LIBOR plus 2.5%, 5.707%, 6/30/2013		57,760	54,944
Alltel Communication, Inc., Term Loan B1, LIBOR plus 2.75%, 5.957%, 5/15/2015		445,000	444,350
Aspect Software, Inc., Term Loan B, LIBOR plus 2.5%, 5.707%, 6/29/2011		118,778	110,909
Bausch & Lomb, Inc.:
Term Delay Draw, LIBOR plus 3.25%, 6.457%, 4/11/2015		12,000	11,711
Term Loan B, LIBOR plus 3.25%, 6.457%, 4/11/2015		84,575	82,535

Buffets, Inc.:
Letter of Credit, 4.73%, 5/1/2013	14,686	7,282
Term Loan, 9.719%, 5/1/2013	4,692	2,327
Term Loan B, 9.719%, 11/1/2013	145,068	71,930
Charter Communications Operations:
Term Loan, LIBOR plus 2.0%, 5.207%, 3/6/2014	104,738	103,603
Term Loan B, LIBOR plus 3.25%, 6.457%, 4/27/2011	284,049	249,146
Community Health Systems, Inc.:
Term Delay Draw, LIBOR plus 2.25%, 5.457%, 7/25/2014	9,045	8,571
Term Loan, LIBOR plus 2.25%, 5.457%, 7/25/2014	176,861	167,588
Cricket Communications, Inc., Term Loan B, LIBOR plus 3.0%, 6.207%, 6/16/2013	159,593	157,997
Energy Future Holdings Corp.:
Term Loan B1, LIBOR plus 3.5%, 6.707%, 10/10/2014	491,288	458,403
Term Loan B3, LIBOR plus 3.5%, 6.707%, 10/10/2014	312,638	291,144
Ford Motor Co., Term Loan, LIBOR plus 3.0%, 6.207%, 12/16/2013	65,000	50,664
General Nutrition Centers, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 9/16/2013	29,774	27,243
Georgia-Pacific Corp., Term Loan B1, LIBOR plus 2.0%, 5.207%, 12/20/2012	140,000	132,511
Golden Nugget, 5.73%, 6/16/2014	60,000	37,800
Graphic Packaging International, Inc., Term Loan, LIBOR plus 2.75%, 5.957%, 5/16/2014	140,000	135,547
Hawker Beechcraft, Inc.:
Letter of Credit, LIBOR plus 2.0%, 5.207%, 3/26/2014	12,600	11,808
Term Loan B, LIBOR plus 2.0%, 5.207%, 3/26/2014	215,671	202,108
HCA, Inc., Term Loan A1, 4.301%, 11/18/2012	464,997	435,776
Hexion Specialty Chemicals:
Term Loan C1, LIBOR plus 2.25%, 5.457%, 5/5/2013	216,114	186,567
Term Loan C2, LIBOR plus 2.25%, 5.457%, 5/5/2013	63,691	54,983
IASIS Healthcare LLC, 8.043%, 6/15/2014	81,651	71,853
Longview Power LLC:
Demand Draw, 5.063%, 4/1/2014	14,000	12,460
Letter of Credit, 5.063%, 4/1/2014	4,000	3,560
Term Loan B, 5.063%, 4/1/2014	12,000	10,680
NewPage Corp., Term Loan B, LIBOR plus 3.0%, 6.207%, 11/5/2014	14,925	14,613
Sabre, Inc., Term Loan B, LIBOR plus 2.25%, 5.457%, 9/30/2014	53,449	40,956
Symbion, Inc.:
Term Loan A, 6.149%, 8/23/2013	23,713	21,341
Term Loan B, 6.149%, 8/23/2014	23,713	21,341
Telesat Canada, Inc.:
Term Loan, 5.9%, 9/1/2014	37,795	36,385
Term Loan B, LIBOR plus 3.0%, 6.207%, 10/31/2014	121,456	116,922
Tribune Co., Term Loan B, 5.786%, 5/24/2014	108,900	75,359

		3,949,986
Sovereign Loans 0.5%
CSFB International (Exim Ukraine), 6.8%, 10/4/2012	290,000	260,652

Total Loan Participations and Assignments (Cost $4,462,182)		4,210,638
Preferred Securities 0.2%
Financials
Citigroup, Inc., Series E, 8.4%, 4/30/2018 (e)	110,000	93,392
Xerox Capital Trust I, 8.0%, 2/1/2027	30,000	28,565

Total Preferred Securities (Cost $141,275)		121,957
	Units	Value ($)

Other Investments 0.1%
Hercules, Inc., (Bond Unit), 6.5%, 6/30/2029 (Cost $81,111)	95,000	76,000

					Shares	Value ($)

	Common Stocks 0.0%
Materials
GEO Specialty Chemicals, Inc.* (Cost $19,453)					1,741	1,480
	Warrants 0.0%
Financials
New ASAT (Finance) LLC, Expiration Date 2/1/2011* (Cost $0)					11,700	3,892
	Convertible Preferred Stocks 0.0%
Consumer Discretionary
ION Media Networks, Inc.:
	144A, 12.0% *				10,000	65
	Series AI, 144A, 12.0%*				25,000	162

Total Convertible Preferred Stocks (Cost $4,905)						227
	Securities Lending Collateral 13.5%
Daily Assets Fund Institutional, 2.65% (f) (g) (Cost $7,798,337)					7,798,337	7,798,337
	Cash Equivalents 0.1%
Cash Management QP Trust, 2.44% (f) (Cost $51,706)					51,706	51,706
					% of Net Assets	Value ($)

Total Investment Portfolio (Cost $80,644,952) †					133.5	77,460,602
Notes Payable					(20.7)	(12,000,000)
Other Assets and Liabilities, Net					(12.8)	(7,438,383)

Net Assets					100.0	58,022,219

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Security	Coupon	Maturity Date	Principal Amount ($)		Acquisition Cost ($)	Value ($)
American Color Graphics, Inc.	10.0%	6/15/2010	90,000	USD	66,938	16,200
Congoleum Corp.	8.625%	8/1/2008	100,000	USD	86,244	75,000
Quebecor World, Inc.	9.75%	1/15/2015	55,000	USD	55,975	24,750
Radnor Holdings Corp.	11.0%	3/15/2010	20,000	USD	17,688	25
Tropicana Entertainment LLC	9.625%	12/15/2014	190,000	USD	142,075	60,800
					368,920	176,775
***

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2008.

†

The cost for federal income tax purposes was $81,222,465. At August 31, 2008, net unrealized depreciation for all securities based on tax cost was $3,761,863. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $726,285 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $4,488,148.

(a)	Principal amount stated in US dollars unless otherwise noted.
(b)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2008 amounted to $7,522,238 which is 13.0% of net assets.
(c)	Security has deferred its 6/15/2008 interest payment until 12/15/2008.
(d)	Security issued in lieu of interest payment due 12/15/2007, which has been deferred until 9/15/2008. This security is deemed to be non-income producing.
(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
PIK: Denotes that all or a portion of the income is paid in kind.
At August 31, 2008 the Fund had an unfunded loan commitment of $7,980 which could be extended at the option of the borrower, pursuant to the following loan agreement:
		Unfunded Loan		Unrealized
Borrower		Commitment ($)	Value ($)	Depreciation ($)
Bausch & Lomb, Inc., Term Delay Draw, 4/11/2015		7,980	7,807	(173)

At August 31, 2008, open credit default swap contracts sold were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Received by the Fund	Underlying Debt Obligation	Unrealized Appreciation/ (Depreciation) ($)

10/3/2007 12/20/2008	55,000[2]	Fixed — 3.2%	General Motors Corp., 7.125%, 7/15/2013	(1,148)
10/4/2007 12/20/2008	55,000[1]	Fixed — 3.1%	Ford Motor Co., 6.5%, 8/1/2018	(774)
10/5/2007 12/20/2008	30,000[2]	Fixed — 3.15%	Ford Motor Co., 6.5%, 8/1/2018	(418)
10/23/2007 12/20/2008	115,000[3]	Fixed — 3.4%	Ford Motor Co., 6.5%, 8/1/2018	(1,511)
10/23/2007 12/20/2008	110,000[3]	Fixed — 3.0%	General Motors Corp., 7.125%, 7/15/2013	(2,365)
11/20/2007 12/20/2008	60,000[4]	Fixed — 4.02%	Tenet Healthcare Corp., 7.375%, 2/1/2013	337
2/14/2008 3/20/2009	170,000[4]	Fixed — 3.8%	HCA, Inc., 3.8%, 3/20/2009	1,568
2/26/2008 3/20/2009	130,000[4]	Fixed — 5.0%	Tenet Healthcare Corp., 7.375%, 2/1/2013	1,970
10/13/2007 12/20/2009	60,000[4]	Fixed — 3.85%	Ford Motor Co., 6.5%, 8/1/2018	(10,097)
12/10/2007 12/20/2009	55,000[4]	Fixed — 5.05%	Ford Motor Co., 6.5%, 8/1/2018	(5,001)
3/11/2007 12/20/2012	1,500,000[2]	Fixed — 0.77%	Government of Russia, 7.75%, 3/31/2030	(29,134)
Total net unrealized depreciation				(46,573)

At August 31,2008, open credit default swap contracts purchased were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Underlying Debt Obligation	Unrealized Appreciation ($)

5/2/2008 6/20/2013	60,000[1]	Fixed — 7.25%	ARCO Chemical Co., 9.8%, 2/1/2020	5,046

Counterparties:
1	The Goldman Sachs & Co.
2	JPMorgan Chase Securities, Inc.
3	Morgan Stanley Co., Inc.
4	Merrill Lynch, Pierce, Fenner & Smith, Inc.

As of August 31, 2008, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver	In Exchange For			Settlement Date	Unrealized Appreciation ($)
EUR	745,300	USD	1,141,166	9/18/2008	48,794
EUR	56,200	USD	82,472	9/18/2008	100
Total unrealized appreciation					48,894

Currency Abbreviations
ARS	Argentine Peso		EUR	Euro
BRL	Brazilian Real		USD	United States Dollar

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ 7,850,043	$ -
Level 2	69,253,875	7,194
Level 3	356,684	-
Total	$ 77,460,602	$ 7,194

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as forward foreign currency exchange contracts, unfunded loan commitments and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining the value at August 31, 2008.

Investments in Securities
Balance as of December 1, 2007	$ 146,964
Total realized gain (loss)	382
Change in unrealized appreciation (depreciation)	(53,726)
Amortization Premium/Discount	702
Net purchases (sales)	181,612
Net transfers in (out) of Level 3	80,750
Balance as of August 31, 2008	$ 356,684

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Income Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008